STOCK COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used in Valuing Stock Options

	June 30,	June 30,
Assumptions:	2016	2015
Expected term (years)	6.8	6.25
Expected volatility	66%	63%
Risk-free interest rate	.01% - 2.07%	.38%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the years ended December 31, 2015 and 2014:

Assumptions:	2015	2014
Expected term (years)	6.8	6.25
Expected volatility	63%	63%
Risk-free interest rate	0.01% - 2.07%	0.01% - 2.07%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

Summary of Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2015	1,701,000	$0.34	6.6	$867,510
Granted	146,000	0.70	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Balance Outstanding, June 30, 2016	1,847,000	$0.37	6.6	867,510
Exercisable at June 30, 2016	1,327,000	$0.28	5.4	$756,390

A summary of the Company's stock option activity during the years ended December 31, 2015 and 2014 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2013	1,420,000	$0.23	8.2	495,200
Granted	405,000	0.60	—	—
Exercised	(50,000)	0.50	—	—
Forfeited	(210,000)	0.50	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2014	1,565,000	$0.30	7.5	$349,983
Granted	200,000	0.67	—	—
Exercised	(64,000)	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2015	1,701,000	$0.34	6.8	$337,984
Exercisable at December 31, 2015	1,114,500	$0.23	5.9	$305,987

Schedule of options outstanding under the option plans

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	1.7	$0.05	720,000	$0.08
0.25 - 0.49	351,000	1.1	$0.05	297,000	$0.06
0.50 - 0.78	776,000	3.5	$0.27	310,000	$0.14
	1,847,000	2.3	$0.37	1,327,000	$0.09

Summarized information with respect to options outstanding under the three option plans at December 31, 2015 is as follows:

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	2.1	$0.06	720,000	$0.09
0.25 - 0.49	351,000	1.5	$0.05	207,000	$0.05
0.50 - 0.78	630,000	3.2	$0.23	187,500	$0.09
	1,701,000	6.8	$0.34	1,114,500	$0.23

Summarized information with respect to options outstanding under the two option plans at December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	2.8	$0.06	585,000	$0.10
0.25 - 0.49	405,000	2.1	$0.07	165,600	$0.05
0.50 - 0.78	440,000	2.6	$0.17	95,000	$0.06
	1,565,000	7.5	$0.30	845,600	$0.21